Selected Account Information (Details) - Schedule of Receivables - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Receivables [Line Items]
Total receivables	$ 7,972,402	$ 7,807,364
Allowance for expected credit losses	(343,200)	(344,165)
Total receivables, net	7,629,202	7,463,199	$ 5,215,568
Trade accounts receivable [Member]
Schedule of Receivables [Line Items]
Total receivables	6,317,057	6,731,603
Factoring reserve holdback [Member]
Schedule of Receivables [Line Items]
Total receivables	532,520
Retainage [Member]
Schedule of Receivables [Line Items]
Total receivables	$ 1,122,825	$ 1,075,761